Consolidated statement of income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 5,819	$ 5,804	$ 5,661
Equipment, programming and other direct costs	(1,311)	(1,420)	(1,507)
Operating expenses	(1,758)	(1,915)	(2,043)
Depreciation	(961)	(916)	(978)
Amortization	(319)	(319)	(360)
Share of profit in joint ventures	102	54	42
Other operating income (expenses), net	68	54	10
Operating profit	1,639	1,342	826
Interest and other financial expenses	(702)	(716)	(712)
Interest and other financial income	28	46	28
Sale of Lati Operations	741	0	0
Other non-operating (expenses) income, net	(43)	(119)	36
Profit (loss) from other joint ventures and associates, net	1	0	(3)
Profit (loss) before taxes from continuing operations	1,665	552	175
Tax expense	(303)	(281)	(424)
Profit (loss) from continuing operations	1,362	271	(249)
Profit (loss) from discontinued operations, net of tax	0	(3)	4
Net profit (loss) for the year	1,362	268	(245)
Attributable to:
Owners of the Company	1,316	253	(82)
Non-controlling interests	$ 46	$ 15	$ (163)
Earnings per common share for profit attributable to the owners of the Company
Basic (in dollars per share)	$ 7.86	$ 1.47	$ (0.48)
Diluted (in dollars per share)	$ 7.83	$ 1.46	$ (0.48)